UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael Barolsky, Principal Executive Officer
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5586
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.8%
Australia - 2.3%
342,782	Aurizon Holdings Ltd	$1,344,609
28,718	Australia & New Zealand Banking Group	779,999
67,606	BHP Billiton Ltd	1,778,697
16,037	Commonwealth Bank of Australia	1,101,492
16,187	CSL Ltd	1,137,276
172,051	Insurance Australia Group Ltd	932,554
43,069	National Australia Bank Ltd	1,194,702
47,688	Rio Tinto Ltd	2,398,135
264,457	Scentre Group *	780,839
251,880	Telstra Corporation Ltd	1,219,504
31,438	Wesfarmers Limited *	1,107,990
187,278	Westfield Corporation *	1,321,047
18,194	Westpac Banking Corporation	503,914
21,075	Woodside Petroleum Ltd	641,093
29,940	Woolworths Ltd	792,809
		17,034,660
Austria - 2.0%
32,581	Andritz AG	1,760,697
54,107	BUWOG AG +	1,019,457
71,169	Erste Group Bank AG	1,927,433
32,391	Oesterreichische Post AG	1,574,017
50,608	OMV AG	1,463,725
51,783	Raiffeisen Bank International	1,071,448
222,924	Telekom Austria AG +	1,520,421
86,583	Verbund AG +	1,718,288
18,331	Vienna Insurance Group AG	911,866
36,740	Voestalpine AG	1,525,865
43,580	Wienerberger AG	598,798
		15,092,015
Belgium - 2.6%
14,236	Ageas	509,105
25,545	Anheuser-Busch InBev NV	3,000,436
87,646	Belgacom SA	3,459,696
50,751	Colruyt SA +	2,360,189
27,665	Delhaize Group SA	2,022,389
16,675	Groupe Bruxelles Lambert SA	1,508,445
30,669	KBC Groep NV *	1,754,236
9,156	Solvay SA	1,258,052
24,364	UCB SA	1,911,044
34,899	Umicore SA	1,419,029
		19,202,621

Brazil - 1.4%
146,000	AMBEV SA	955,824
88,400	Banco do Brasil SA	1,015,614
31,400	BB Seguridade Participacoes SA	402,229
89,600	BRF SA	2,328,946
149,100	CCR SA	1,025,359
11,600	Cia Siderurgica Nacional SA	27,583
63,600	Cielo SA	1,070,955
197,900	Embraer SA	1,824,604
187,100	Petrol Brasileiros SA	957,381
134,000	Tim Participacoes SA	652,351
		10,260,846
Canada - 2.8%
10,400	Bank Of Montreal * +	762,697
18,200	Bank Of Nova Scotia *	1,122,081
5,818	Canadian Imperial Bank Of Commerce *	541,809
26,300	Canadian National Railway Company *	1,868,255
30,373	Canadian Natural Resources Ltd *	1,008,272
66,100	Canadian Oil Sands Ltd *	840,485
30,000	Canadian Utilities Ltd *	1,048,360
27,159	Crescent Point Energy Corporation * +	704,923
1,900	Fairfax Financial Holdings Ltd *	965,370
38,200	Goldcorp, Inc. *	748,299
17,828	Intact Financial Corporation *	1,237,592
88,000	Manulife Financial Corporation *	1,752,304
24,500	National Bank Of Canada *	1,138,334
26,900	Pembina Pipeline Corporation * +	916,505
35,300	Potash Corp of Saskatchewan, Inc. *	1,213,505
31,400	Rogers Communications, Inc. +	1,256,824
18,300	Royal Bank Of Canada *	1,330,851
49,100	Shaw Communications, Inc. * +	1,325,507
18,476	Toronto-Dominion Bank *	930,990
		20,712,963
Chile - 2.3%
2,648,898	Aguas Andinas SA	1,615,142
1,364,189	Banco de Chile	165,351
19,869	Banco de Credito Inversiones	1,038,783
32,749,450	Banco Santande Chile	1,798,796
159,676	CAP SA	1,083,830
108,762	Compania Cervecerias Unidas SA	1,118,088
96,000,084	CorpBanca SA	1,199,104
1,242,805	Empresa Nacional de Electricidad SA	1,895,494
173,858	Empresas CMPC SA	432,891
7,515,494	Enersis SA	2,519,390
170,127	ENTEL Chile SA	1,892,646
78,598	Sociedad Quimica y Minera de CV	1,990,608
		16,750,123

China - 4.1%
5,425,000	Agricultural Bank of China Ltd	2,574,256
359,022	Anhui Conch Cement Company Ltd +	1,215,219
9,072	Baidu, Inc. - ADR,*	2,223,638
4,550,305	Bank Of China Ltd	2,346,955
3,957,000	Bank Of Communication Company Ltd	3,280,811
3,511,000	China Construction Bank	2,662,026
880,275	China Life Insurance Company Ltd	3,059,013
190,000	China Mengniu Dairy Company Ltd	770,510
1,772,969	China Petroleum & Chemical Corporation	1,451,707
88,000	ENN Energy Holdings Ltd	537,855
93,655	Hongkong Land Holdings Ltd	648,093
13,600	Jardine Matheson Holdings Ltd	846,328
19,500	Jardine Strategic Holdings Ltd	713,505
2,556,000	PetroChina Company Ltd	2,771,795
295,844	Ping An Insurance Group Company of China Ltd	2,481,500
150,800	Sands China Ltd	903,215
639,000	Want Want China Holdings Ltd	838,789
199,200	Wynn Macau Ltd +	649,852
		29,975,067
Colombia - 2.1%
160,420	Almacenes Exito SA	1,944,700
107,038	Banco Davivienda SA	1,371,914
317,569	Cemex Latam Holdings SA *	2,411,820
110,208	Corp Financiera Colombiana SA	1,979,152
973,471	Ecopetrol SA	985,608
130,409	Grupo De Inversiones	2,387,802
166,407	Grupo Argos SA	1,493,446
65,261	Grupo Nutresa SA	803,491
1,390,182	Isagen S.a. E.s.p.	1,796,226
		15,174,159
France - 1.9%
10,491	Air Liquide SA	1,320,164
61,333	AXA SA	1,480,683
29,095	Cie De St-Gobain +	1,336,429
16,675	Danone	1,176,690
1,384	Essilor International SA	155,401
4,769	L'oreal SA	813,602
6,109	LVMH Moet Hennessy Louis Vuitton SA +	1,097,662
53,980	Orange SA	950,780
7,887	Pernod Ricard SA +	934,719
14,027	Sanofi	1,358,031
11,603	Schneider Electric SA	946,465
20,232	Total SA	1,131,841
12,684	Vinci SA	685,688
27,510	Vivendi SA	700,569
		14,088,724

Germany - 2.7%
18,386	Adidas AG	1,474,611
6,946	Allianz SE	1,195,799
15,100	BASF SE	1,370,850
9,905	Bayer AG	1,489,673
8,056	Bayerische Motoren Werke AG	921,089
16,912	Daimler AG	1,425,789
58,171	Deutsche Bank AG	1,901,275
27,112	Deutsche Post AG	900,632
102,955	Deutsche Telekom AG	1,753,874
84,046	E.ON SE	1,489,755
26,280	Fresenius SE & Company KGaA	1,424,599
4,789	Linde AG	903,658
25,858	SAP AG	1,822,449
13,772	Siemens AG	1,629,603
		19,703,656
Hong Kong - 4.4%
146,800	AIA Group Ltd	848,024
110,000	Beijing Enterprise Holdings Ltd	877,986
73,000	Cheung Kong (Holdings) Ltd	1,339,467
191,000	Cheung Kong Infrastructure Holdings Ltd	1,413,675
28,181	China Merchant Holdings (International) Company Ltd	96,478
189,000	China Mobile Ltd	2,328,610
388,000	China Overseas Land & Investment Ltd	1,165,714
98,000	China Resources Enterprise Ltd	204,460
66,000	China Resources Land Ltd	166,803
354,000	China Resources Power Holdings Company Ltd	1,031,611
592,000	China Unicom (Hong Kong) Ltd	900,758
243,431	Fosun International Ltd +	297,256
636,000	Global Brands Group Holding Ltd *	141,875
200,000	Hang Lung Group Ltd	963,218
308,000	Hang Lung Properties Ltd	925,360
196,200	Henderson Land Development Company Ltd	1,315,548
47,000	Hengan International Group Company	509,377
640,000	Hong Kong & China Gas Company Ltd	1,516,805
62,900	Hong Kong Exchanges and Clearing Ltd	1,369,886
86,000	Hutchison Whampoa Ltd	1,077,876
4,706,000	Industrial & Commercial Bank of China	3,191,845
454,000	Kunlun Energy Company Ltd	491,159
668,000	Lenovo Group Ltd	937,151
636,000	Li & Fung Ltd	706,917
556,333	New World Development Company	664,278
602,000	Sino Land Company Ltd	987,388
1,135,500	Sinopec Engineering Group Company Ltd	995,635
778,500	Sun Art Retail Group Ltd +	884,380
77,000	Sun Hung Kai Properties Ltd +	1,125,921
284,500	Techtronic Industries Company Ltd	909,784
76,900	Tencent Holdings Limited	1,229,567
68,000	Tingyi Cayman Island Holding Corporation	161,687
111,000	Wharf (Holdings) Ltd	800,806
192,000	Wheelock and Company Ltd	965,539
		32,542,844

India - 1.7%
34,599	Axis Bank Ltd - GDR (b)	1,330,332
33,000	ICICI Bank Ltd - ADR	1,943,370
18,500	Infosys Ltd - ADR	1,292,040
92,052	Larsen & Toubro Ltd +	2,434,775
89,354	Mahindra & Mahindra Ltd	1,907,708
45,927	Reliance Industries GDR	1,462,775
40,300	Tata Motors Ltd - ADR	1,840,098
		12,211,098
Indonesia - 3.6%
13,488,000	Adaro Energy Tbk	1,193,628
2,887,100	Astra International Tbk PT	1,685,561
2,670,400	Bank Central Asia Tbk PT	2,866,457
1,963,000	Bank Mandiri Persero Tbk PT	1,692,935
2,720,800	Bank Negara Indonesia Persero	1,343,233
1,924,100	Bank Rakyat Indonesia Persero	1,817,048
216,153	Gudang Garam Tbk PT	1,083,510
423,400	Indocement Tunggal Prakarsa Tbk	856,063
1,801,300	Indofood Sukses Makmur Tbk PT	988,914
6,801,600	Kalbe Farma Tbk PT	975,320
11,631,700	Lippo Karawaci Tbk PT	1,110,368
790,600	Matahari Department Store Tbk	971,731
3,284,400	Perusahaan Gas Negara Persero	1,601,293
1,993,600	PT XL Axiata Tbk	833,117
906,000	Semen Indonesia Persero Tbk PT	1,187,807
9,968,700	Telekomunikasi Indonesian Persero	2,307,570
2,165,000	Tower Bersama Infrustructure Tbk	1,672,003
402,600	Unilever Indonesia Tbk PT	1,049,056
639,000	United Tractors Tbk PT	959,495
		26,195,109
Ireland - 2.5%
27,682	Alkermes PLC *	1,523,064
5,433,583	Bank Of Ireland *	2,229,620
132,426	CRH PLC	3,128,653
111,722	Glanbia PLC	1,728,182
8,926	Jazz Pharmaceuticals PLC *	1,580,705
30,229	Kerry Group PLC	2,243,654
28,288	Paddy Power PLC	2,180,843
43,453	Ryanair Holdings PLC - ADR*	2,732,759
46,686	Smurfit Kappa Group PLC	1,081,509
		18,428,989
Israel - 2.6%
263,529	Bank Hapoalim BM	1,314,160
431,809	Bank Leumi Le-Israel BM *	1,523,523
37,600	Check Point Software Technology Ltd *	2,906,856
22,336	Elbit Systems Ltd	1,295,664
93,290	Israel Chemicals Ltd	637,217
2,114	Israel Corporation Ltd * +	1,036,833
6,676,798	Isramco Negev 2 LP *	1,323,598
15,100	Mellanox Technologies Ltd *	644,015
47,762	NICE Systems Ltd	2,266,497
8,429	Taro Pharmaceutical Industries Ltd *	1,209,477
79,513	Teva Pharmaceutical Industries Ltd	4,524,582
		18,682,422

Italy - 2.0%
68,163	Assicurazioni Generali SpA	1,473,937
60,886	Atlantia SpA	1,535,380
329,730	Enel SpA	1,590,819
118,851	Eni SpA	2,374,921
498,366	Intesa Sanpaolo SpA	1,535,607
35,407	Luxottica Group SpA	1,893,163
38,054	Saipem SpA * +	544,636
234,565	Snam SpA	1,243,687
1,113,843	Telecom Italia SpA * +	1,254,824
171,284	Unicredit SpA	1,266,191
		14,713,165
Japan - 4.7%
77,600	FUJIFILM Holdings Corporation	2,572,504
212,000	Hitachi Ltd.	1,636,676
4,600	Honda Motor Company	138,389
69,900	Hoya Corporation	2,484,758
128,393	Inpex Corporation	1,360,015
56,800	Japan Tobacco, Inc.	1,819,332
355,000	JX Holdings, Inc.	1,320,541
51,286	Kao Corporation	1,899,113
5,200	Kddi Corporation	333,073
31,400	Lawson, Inc.	1,936,133
527,400	Mitsubishi UFJ Financial Group, Inc.	3,049,382
48,400	Nikon Corporation +	689,827
32,652	Nippon Telephone and Telegraph Corporation	1,746,813
12,800	Oriental Land Company Ltd	2,785,023
70,200	Otsuka Holdings Company Ltd	2,218,974
98,900	Panasonic Corporation	1,276,707
65,700	Seven & I Holdings Company Ltd	2,450,295
1,200	SoftBank Corporation	80,492
25,100	Sumitomo Electric Industries Ltd	326,343
67,300	Tokyo Electric Power Company, Inc.	246,036
232,000	Tokyo Gas Company Ltd.	1,264,797
17,900	Toyota Motor Corporation	1,102,814
65,700	Toyota Tsusho Corporation	1,555,128
		34,293,165
Malaysia - 4.6%
915,600	AMMB Holdings Bhd	1,802,778
991,900	Axiata Group Bhd	2,070,307
225,800	Felda Global Ventures Holdings Bhd	220,293
1,324,600	Gamuda Bhd	2,071,584
1,609,800	Genting Malaysia Bhd	2,008,383
1,537,100	IHH Healthcare Bhd	2,235,782
818,100	IJM Corporation Bhd	1,639,828
1,122,900	IOI Corporation Bhd	1,600,112
963,200	Malayan Banking Bhd	2,693,828
456,440	Public Bank Bhd	2,507,215
603,700	RHB Capital Bhd	1,459,946
787,600	Sapurakencana Petroleum Bhd	651,967
1,218,800	Sime Darby Bhd	3,487,948
1,135,200	Telekom Malaysia Bhd	2,376,117
699,700	Tenaga Nasional Bhd	2,949,807
1,818,600	UEM Sunrise Bhd	967,769
942,500	UMW Holdings Bhd	3,143,060
		33,886,724

Mexico - 2.9%
614,774	Alfa SAB De CV	1,637,512
2,595,500	America Movil SAB de CV	3,074,269
483,200	Arca Continental SAB De CV	3,118,652
257,100	Coca-Cola FEMSA SAB de CV	2,569,984
468,800	Grupo Bimbo SAB de CV	1,311,029
320,700	Grupo Financiero Banorte SAB de CV	1,804,780
521,400	Grupo Financiero Santander Mexico SAB de CV	1,193,185
905,500	Grupo Mexico SAB de CV	2,957,917
709,800	Kimberly-Clark de Mexico SAB de CV	1,624,324
974,400	Wal-Mart de Mexico SAB de CV	2,090,476
		21,382,128
Netherlands - 3.3%
172,514	Aegon NV	1,354,224
25,241	Akzo Nobel NV	1,743,810
181,893	CNH Industrial NV	1,423,778
28,718	European Aeronautic Defence and Space Company EADS N.V.	1,749,591
122,450	Fiat Chrysler Automobiles N.V. *	1,527,180
21,649	Heineken NV	1,702,664
177,330	ING Groep NV *	2,597,515
134,385	Koninklijke Ahold NV	2,373,682
20,673	Koninklijke DSM NV	1,359,075
629,573	Koninklijke KPN NV	2,090,200
72,268	Koninklijke Philips NV	2,179,605
51,794	Reed Elsevier NV	1,273,259
74,220	Unilever NV	3,022,937
2,000	Yandex NV *	49,840
		24,447,360
New Zealand - 2.6%
663,522	Auckland International	2,014,458
752,252	Fisher & Paykel Healthcare Corporation	3,233,970
212,519	Fletcher Building Ltd	1,365,443
949,379	Mighty River Power NPV +	2,234,359
247,945	Ryman Healthcare Ltd	1,558,045
348,926	Sky Network Television Ltd	1,773,782
661,330	SKYCITY Entertainment Group Ltd	2,038,932
1,085,618	Telecom Corp Of New Zealand Ltd	2,606,096
605,592	Trade Me Group Ltd +	1,800,576
		18,625,661
Peru - 2.3%
892,978	Alicorp SAA	2,275,649
465,961	BBVA Banco Continental SA	761,306
274,699	Cementos Pacasmayo SAA	477,983
33,000	Credicorp Ltd	5,466,780
2,878,836	Ferreycorp SAA	1,577,715
476,795	Grana y Montero SA	1,257,517
73,017	Intercorp Financial Services, Inc.	2,186,859
1,573,680	Union Andina de Cementos SAA	1,563,169
5,842,027	Volcan Cia Minera SAA	1,560,809
		17,127,787

Philippines - 2.8%
1,473,700	Alliance Global Group, Inc.	813,891
108,720	Ayala Corporation	1,680,251
1,856,300	Ayala Land, Inc.	1,405,505
603,541	BDO Unibank, Inc.	1,467,691
63,390	GT Capital Holdings, Inc.	1,524,578
576,490	International Container Terminal Services, Inc.	1,489,207
1,364,800	JG Summit Holdings, Inc.	1,873,732
62,120	Manila Electric Company	361,611
12,811,643	Metro Pacific Investments Corporation	1,435,087
44,165	Philippine Long Distance Telephone Company	2,940,727
355,776	Security Bank Corporation	1,251,812
96,070	SM Investments Corporation	1,721,152
2,732,800	SM Prime Holdings Ltd	1,041,878
397,290	Universal Robina Corporation	1,726,117
		20,733,239
Poland - 2.4%
150,768	Asseco Poland SA +	2,410,388
26,081	Bank Handlowy w Warszawie SA	835,485
33,551	Bank Pekao SA +	1,842,979
8,092	Bank Zachodni WBK SA	941,059
197,859	Cyfrowy Polsat SA	1,452,273
108,908	Eurocash SA	1,203,922
20	LPP SA	52,539
46,508	Lubelski Wegiel Bogdanka SA +	1,510,579
229,434	PGE SA	1,319,954
1,208,237	Polskie Gornictwo Naftowe i Gazownictwo SA	1,744,954
201,570	Powszechna Kasa Oszczednosci Bank Polski SA	2,249,217
700,475	Telekomunikacja Polska SA	1,975,397
		17,538,746
Republic of Korea - 2.6%
704	Amorepacific Corporation	1,588,519
18	E-Mart Company Ltd	3,574
43,855	Hana Financial Group, Inc.	1,337,875
59,376	KB Financial Group, Inc.	2,084,685
34,034	Kia Motors Corporation	1,710,992
23,677	Korea Electric Power Corporation	983,025
6,437	LG Chem Ltd	1,199,730
2,282	LG Household & Health Care Ltd	1,283,168
1,150	Naver Corporation	784,693
35,723	Samsung Electro-Mechanics Company Ltd	1,960,340
674	Samsung Electronics Company Ltd	782,922
3,353	Samsung Fire & Marine Insurance Company Ltd	938,156
8,937	Samsung Life Insurance Company Ltd	984,082
10,457	Samsung Sdi	1,264,712
27,189	SK Hynix, Inc. *	1,179,143
3,544	SK Telecom Company Ltd	897,235
		18,982,851
Russian Federation - 1.8%
503,967	Gazprom OAO	2,945,687
2,393	LUKOIL OAO	111,370
28,328	Magnit OJSC	1,638,775
12,000	Mobile Telesystems OJSC - ADR	146,640
65	NovaTek OAO	6,143
378,067	Rosneft Oil OJSC	1,790,147
359,254	Sberbank of Russia	2,209,771
557,361	Surgutneftegas OAO	3,280,069
43,469	Tatneft OAO	1,332,760
		13,461,362

Singapore - 3.1%
28,608	Avago Technologies Ltd	2,671,987
93,000	City Developments Ltd	717,387
919,000	ComfortDelGro Corporation Ltd	1,832,151
191,000	DBS Group Holdings Ltd	2,904,213
1,763,000	Genting Singapore PLC	1,541,096
2,136,000	Golden Agri-Resources Ltd	753,410
2,416,000	Hutchison Port Holdings Trust	1,654,960
22,000	Jardine Cycle & Carriage Ltd	718,460
956,000	Noble Group Ltd	897,980
272,000	Sembcorp Industries Ltd +	953,142
427,000	Sembcorp Marine Ltd	1,024,813
320,000	Singapore Exchange Ltd	1,796,112
647,000	Singapore Press Holdings Ltd	2,128,306
379,000	Singapore Technologies Engineering Ltd	979,358
396,000	Singapore Telecommunications Ltd	1,184,220
375,000	Wilmar International Ltd	923,015
		22,680,610
South Africa - 2.6%
128,489	Anglogold Ashanti Ltd *	1,146,159
80,321	Barclays Africa Group Ltd	1,293,868
49,425	Bidvest Group Ltd	1,307,750
16,036	Imperial Holdings Ltd	289,596
486	Kumba Iron Ore Ltd	11,309
102,573	MTN Group Ltd	2,020,664
23,212	Naspers Ltd	3,005,493
49,302	Nedbank Group Ltd	1,081,641
73,251	Remgro Ltd	1,672,475
245,233	Sanlam Ltd	1,620,899
41,141	Sasol Ltd	1,716,074
98,720	Standard Bank Group Ltd	1,214,083
195,757	Steinhoff International Holdings	1,028,742
41,039	Vodacom Group Ltd +	492,739
138,289	Woolworths Holdings Ltd	995,828
		18,897,320
Spain - 2.1%
41,264	Abertis Infraestructuras SA	883,045
49,910	Amadeus It Holding SA	1,986,880
148,920	Banco Bilbao Vizcaya Argentari	1,599,546
303,567	Banco de Sabadell SA	861,014
156,899	Banco Popular Espanol SA	862,329
287,775	Banco Santander SA	2,593,951
83,962	Iberdrola SA	620,781
86,282	Inditex	2,512,146
48,396	Repsol SA	1,086,218
136,264	Telefonica SA	2,182,366
		15,188,276

Sweden - 2.4%
22,639	Assa Abloy AB	1,230,237
220,231	Ericsson	2,773,359
63,029	Hennes & Mauritz AB	2,699,836
44,282	Hexagon AB	1,407,465
27,841	Investor AB	1,045,828
57,019	Nordea Bank AB	712,303
132,117	Sandvik AB	1,383,795
57,906	Skandinaviska Enskilda Banken AB	764,930
57,115	Svenska Cellulosa AB SCA	1,347,343
13,556	Svenska Handelsbanken AB	662,115
28,718	Swedbank AB	753,330
197,057	Teliasonera AB	1,405,936
131,917	Volvo AB	1,443,620
		17,630,097
Switzerland - 2.6%
4,083	ABB Ltd	91,654
12,486	Cie Financiere Richemont SA	1,173,975
60,658	Credit Suisse Group AG	1,620,895
194,733	Glencore Xstrata PLC	974,577
43,597	Nestle SA	3,273,441
37,733	Novartis AG	3,651,266
10,468	Roche Holdings AG	3,135,254
1,589	Swiss Re AG	135,836
5,780	Syngenta AG	1,904,035
108,755	UBS AG *	1,952,806
4,319	Zurich Insurance Group AG	1,353,473
		19,267,212
Taiwan, Province of China - 4.4%
708,450	Cathay Financial Holding Company Ltd	1,142,311
3,702,960	China Steel Corporation	3,122,942
1,085,953	Chunghwa Telecom Company Ltd	3,263,386
271,000	Delta Electronics, Inc.	1,637,515
4,307,830	First Financial Holding Company Ltd	2,616,922
856,000	Formosa Petrochemical Corporation	1,936,182
95,785	Himax Technologies, Inc. - ADR	653,254
970,200	Hon Hai Precision Industry Company	3,040,937
48,000	Mediatek, Inc.	721,221
1,979,065	Pou Chen Corporation	2,391,697
4,202,450	Taiwan Cooperative Financial Holdings	2,213,424
669,000	Taiwan Mobile Company Ltd	2,127,138
1,184,000	Taiwan Semiconductor Manufacturing Company Ltd	5,413,555
1,596,000	Teco Electric & Machinery Company	1,655,436
		31,935,920

Thailand - 3.3%
72,200	Advanced Info Service PCL	523,332
162,200	Airports of Thailand PCL	1,373,279
1,375,400	Bank Of Ayudhya PCL +	1,968,747
1,493,100	Banpu PCL	1,239,134
192,600	BEC World PCL	315,281
160,300	Big C Supercenter PCL	1,191,204
5,300,700	BTS Group Holdings PCL	1,614,344
859,300	Central Pattana PCL	1,243,087
1,209,000	Charoen Pokphand Foods PCL	1,040,178
53,200	CP ALL PCL	71,290
813,200	Delta Electronics Thailand PCL	1,851,278
362,400	Kasikornbank PCL	2,726,140
2,692,200	Krung Thai Bank PCL	1,959,603
3,334,860	Land & Houses PCL +	1,005,485
53,800	PTT Exploration & Production PCL	222,016
20,000	PTT PCL	233,288
48,558	Shin Corporation PCL	110,914
160,500	Siam Cement PCL +	2,307,172
14,200	Siam Commercial Bank PCL	84,979
3,456,000	Thai Beverage PLC	1,735,751
755,800	Thai Oil PCL	995,534
		23,812,036
Turkey - 1.7%
90,862	Anadolu Efes Biracilik Ve Malt *	1,038,937
84,512	BIM Birlesik Magazalar AS	1,879,397
24,602	Coca Cola Icecek AS	552,642
24,008	Enka Insaat ve Sanayi AS	62,360
82,466	Eregli Demir ve Celik Fabrikal	167,427
190,255	Haci Omer Sabanci Holding AS	907,852
109,221	Tav Havalimanlari Holding AS	934,185
32,579	Tupras Turkiye Petrol Rafineri	734,765
188,701	Turk Hava Yollari *	782,361
347,515	Turkcell Iletisim Hizmetleri AS *	2,197,977
283,293	Turkiye Garanti Bankasi AS	1,245,959
105,811	Turkiye Halk Bankasi AS	752,595
481,565	Yapi ve Kredi Bankasi AS	1,153,293
		12,409,750

United Kingdom - 2.6%
50,869	Anglo American PLC	1,050,037
14,763	AstraZeneca PLC	1,102,267
6,937	BG Group PLC	97,543
306,188	BP PLC	2,009,687
18,122	Centrica PLC	80,561
75,866	Compass Group PLC	1,291,689
26,031	DCC PLC	1,447,929
2,755	Diageo PLC	85,249
55,619	HSBC Holdings PLC	553,410
173,272	Legal & General Group PLC	667,701
91,304	National Grid PLC	1,326,347
10,898	Next PLC	1,153,295
13,803	Reckitt Benckiser Group PLC	1,133,002
80,438	Reed Elsevier PLC	1,398,430
53,210	Rolls-Royce Holdings PLC *	700,241
61,564	Royal Dutch Shell PLC	2,137,719
23,165	SSE PLC	593,418
44,159	Unilever PLC	1,866,514
18,718	WPP PLC	391,786
		19,086,825
TOTAL COMMON STOCKS (Cost $682,169,104)		702,155,530

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
132,001	Banco Bradesco SA	2,046,328
128,700	Cia Energetica de Minas Gerais	704,055
22,393	Companhia Brasileira de Distribuicao Grupo de Acucar	942,598
145,620	Itau Unibanco Holdings SA	2,198,614
16,400	Telefonica Brasil SA	336,946
182,500	Vale SA	1,412,464
		7,641,005
United Kingdom - 0.0%
4,725,180	Rolls Royce Holdings *	7,381
TOTAL PREFERRED STOCKS (Cost $7,306,551)		7,648,386

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Singapore - 0.5%
763,878	CapitaCommercial Trust	986,953
815,000	CapitaMall Trust	1,237,358
827,000	Suntec Real Estate Investment Trust	1,249,235
		3,473,546
South Africa - 0.1%
251,487	Growthpoint Properties Ltd	628,788
Turkey - 0.1%
913,046	Emlak Konut Gayrimenkul Yatirim Ortakligi AS +	1,159,084
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,514,204)		5,261,418

EXCHANGE TRADED NOTES - 2.2%
India - 2.2%
220,694	iPath MSCI India Index ETN *	16,379,908
TOTAL EXCHANGE TRADED NOTES (Cost $12,232,033)		16,379,908

Par Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 2.7%
5,329,210		Goldman Sachs & Company - 0.09%, dated 11/28/2014, matures 12/01/2014, repurchase price $5,329,257 (collateralized by various government agency obligations: Total market value $5,435,794) ^	5,329,210
3,343,506		HSBC Securities USA Inc. - 0.07%, dated 11/28/2014, matures 12/01/2014, repurchase price $3,343,536 (collateralized by various government agency obligations: Total market value $3,503,210) ^	3,434,506
5,329,210		JP Morgan Securities LLC - 0.10%, dated 11/28/2014, matures 12/01/2014, repurchase price $5,329,257 (collateralized by various government agency obligations: Total market value $5,435,809) ^	5,329,210
5,329,210		Mizuho Securities Inc. - 0.10%, dated 11/28/2014, matures 12/01/2014, repurchase price $5,329,257 (collateralized by various government agency obligations: Total market value $5,435,795) ^	5,329,210
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS (Cost $19,422,136)			19,422,136
GOVERNMENT NOTES & BONDS REPURCHASE AGREEMENTS - 0.5%
3,434,506		Barclays Capital Group - 0.08%, dated 11/28/2014, matures 12/01/2014, repurchase price $3,434,536 (collateralized by various government notes & bonds: Total market value $3,503,197) ^	3,434,506
39,974		Merrill Lynch, Pierce, Fenner & Smith Inc. - 0.12%, dated 11/28/2014, matures 12/01/2014, repurchase price $39,974 (collateralized by various government notes & bonds: Total market value $40,773) ^	39,974
TOTAL GOVERNMENT NOTES & BONDS REPURCHASE AGREEMENTS (Cost $3,474,480)			3,474,480
US GOVERNMENT NOTE/BOND - 0.3%
532,727		United States Treasury Bond, 2/15/40, 4.625% ^	710,563
295,767		United States Treasury Note, 12/31/18, 1.50% ^	299,482
11,091		United States Treasury Note, 2/15/24, 2.75% ^	11,703
1,035,183		United States Treasury Note, 12/15/14, 0.25% ^	1,036,399
7,394		United States Treasury Note, 8/15/15, 0.25% ^	7,406
3,697		United States Treasury Note, 3/15/16, 0.375% ^	3,707
7,394		United States Treasury Note, 8/15/23, 2.50% ^	7,663
TOTAL US GOVERNMENT NOTE/BOND (Cost $2,076,923)			2,076,923

Shares
SHORT-TERM INVESTMENTS - 0.0%
15,893		Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	15,893
TOTAL SHORT-TERM INVESTMENTS (Cost $15,893)			15,893
TOTAL INVESTMENTS - 103% (Cost $731,211,324)			756,434,674
Liabilities in Excess of Other Assets - 3%			(23,888,362)
NET ASSETS - 100.0%			$732,546,312

	(a)	Annualized seven-day yield as of November 30, 2014
	(b)
Restricted security as defined in Regulation S under the Securites Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of this secuirity is $1,330,332, which represents .018% of net assets.

	*	Non-income producing security.
	+	All of a portion of this security is out on loan as of November 30, 2014. Total value of securities out on loan is $23,619,644
	^	Investments purchased with cash proceeds from securities lending. Total cash colleteral has a value of $24,973,539 as of November 30, 2014
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows+:

Cost of investments	$731,439,493
Gross unrealized appreciation	87,781,784
Gross unrealized depreciation	(62,786,603)
Net unrealized appreciation	$24,995,181

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Vident Core US Equity Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.4%
Consumer Discretionary - 13.8%
7,472	Abercrombie & Fitch Company	$215,567
13,886	American Public Education, Inc. *	466,570
8,163	ANN, Inc. *	299,827
14,583	Apollo Education Group, Inc. *	455,281
3,409	Autoliv, Inc.	337,355
14,554	Best Buy, Inc.	573,573
8,710	Big Lots, Inc.	442,468
8,540	Bob Evans Farms, Inc.	464,234
25,132	Bridgepoint Education, Inc. *	268,912
9,642	Brown Shoe, Inc.	315,872
8,328	Buckle, Inc.	426,310
19,509	Cablevision Systems Corporation	396,423
6,114	Capella Education Company	416,852
12,215	Carnival Corporation	539,414
22,879	Chico's FAS, Inc.	363,090
10,758	Coach, Inc.	399,337
9,190	Comcast Corporation	524,198
13,591	Core-Mark Holding Company, Inc.	816,955
4,960	Cracker Barrel Old Country Store, Inc.	634,930
8,921	Dana Holding Corporation	189,125
11,808	DeVry Education Group, Inc.	576,939
9,316	Dicks Sporting Goods, Inc.	471,483
2,821	Dillards, Inc.	332,539
7,645	Drew Industries, Inc.	360,079
11,302	DSW, Inc.	400,995
11,691	Ethan Allen Interiors, Inc.	346,170
21,098	Express, Inc. *	315,415
9,213	Family Dollar Stores, Inc.	728,288
12,399	Finish Line, Inc.	353,867
6,488	Foot Locker, Inc.	371,697
2,812	Fossil Group, Inc. *	314,157
40,376	Francescas Holdings Corporation *	511,968
26,680	Fred's, Inc.	413,540
10,858	Gamestop Corporation	410,541
8,492	Garmin Ltd	486,592
10,286	General Motors Company	343,861
4,215	Genesco, Inc. *	342,975
5,561	Genuine Parts Company	571,560
12,170	Guess', Inc.	275,894
15,998	H&R Block, Inc.	538,173
12,648	International Speedway Corporation	395,629
7,594	John Wiley & Sons, Inc.	453,514
16,528	K12, Inc. *	190,072
9,553	Kohls Corporation	569,550
3,670	Lear Corporation	351,990

10,795	Leggett & Platt, Inc.	454,362
6,137	Macy's, Inc.	398,353
5,828	Marriott Vacations Worldwide Corporation	428,416
12,312	Mattel, Inc.	388,444
9,936	McDonalds Corporation	961,904
9,627	Meredith Corporation	508,113
19,171	Modine Manufacturing Company *	233,311
5,574	Nordstrom, Inc.	425,631
37,155	Penn National Gaming, Inc. *	527,601
7,943	PetSmart, Inc.	625,591
16,768	Pier 1 Imports, Inc.	231,398
2,231	Ralph Lauren Corporation	412,512
31,892	Regis Corporation *	527,494
8,049	Ross Stores, Inc.	736,322
10,596	Scholastic Corporation	376,158
9,263	Select Comfort Corporation *	243,987
29,568	Smith & Wesson Holding Corporation *	294,793
17,001	Stage Stores, Inc.	348,350
6,845	Standard Motor Products, Inc.	261,137
10,887	Starz *	359,162
21,516	Stein Mart, Inc.	305,527
12,550	Steiner Leisure Ltd *	555,588
7,682	Strayer Education, Inc. *	581,451
7,097	Sturm, Ruger & Company, Inc.	270,325
19,453	Superior Industries International, Inc.	352,488
3,506	Tenneco, Inc. *	190,551
10,115	The Gap, Inc.	400,554
6,801	Tower International, Inc. *	173,630
2,579	TRW Automotive Holdings Corporation *	266,669
5,149	Tupperware Brands Corporation	346,270
23,481	Vera Bradley, Inc. *	539,828
24,929	Weight Watchers International, Inc. *	722,941
2,078	Whirlpool Corporation	386,861
5,230	Williams-Sonoma, Inc.	389,949
		33,199,452
Consumer Staples - 9.4%
20,955	Altria Group, Inc.	1,053,198
17,584	Archer Daniels Midland Company	926,325
16,706	Coca-Cola Bottling Company Consolidated	1,579,719
11,503	CVS Caremark Corporation	1,050,914
20,048	Dr Pepper Snapple Group, Inc.	1,483,552
29,432	Fresh Del Monte Produce, Inc.	993,624
28,726	Fresh Market, Inc. *	1,176,617
5,788	Herbalife Ltd	250,331
8,066	Ingredion, Inc.	671,333
20,675	Kraft Foods Group, Inc.	1,244,015
7,170	Nu Skin Enterprises, Inc.	299,706
11,666	Pilgrim's Pride Corporation *	376,812
28,498	Safeway, Inc.	992,870
8,393	Sanderson Farms, Inc.	728,596
226	Seaboard Corporation *	779,698
34,314	Sysco Corporation	1,381,482

11,186	The J.M. Smucker Company	1,147,348
18,328	The Kroger Company	1,096,748
22,922	Tyson Foods, Inc.	970,518
14,825	Universal Corporation	592,852
6,999	Usana Health Sciences, Inc. *	746,373
23,598	Wal-Mart Stores, Inc.	2,065,769
17,678	Whole Foods Market, Inc.	866,752
		22,475,152
Energy - 8.2%
10,067	Baker Hughes, Inc.	573,819
28,904	Chesapeake Energy Corporation	585,595
13,667	Chevron Corporation	1,487,926
62,081	Cloud Peak Energy, Inc. *	724,485
17,870	ConocoPhillips	1,180,671
8,388	CVR Energy, Inc.	390,378
41,594	Denbury Resources, Inc.	343,566
29,995	Diamond Offshore Drilling, Inc.	880,953
13,411	Exterran Holdings, Inc.	449,269
11,179	Geospace Technologies Corporation *	294,678
19,843	Green Plains Renewable Energy, Inc.	595,488
16,662	Gulfmark Offshore, Inc.	434,045
8,367	Hess Corporation	610,205
14,832	HollyFrontier Corporation	605,442
95,935	ION Geophysical Corporation *	236,960
65,497	Key Energy Services, Inc. *	123,134
19,143	Marathon Oil Corporation	553,616
9,077	Marathon Petroleum Corporation	817,747
17,881	Nabors Industries Ltd	234,599
8,826	National Oilwell Varco, Inc.	591,695
17,448	Newfield Exploration Company *	475,109
37,645	Newpark Resources, Inc. *	394,143
29,067	Northern Oil & Gas, Inc. *	252,592
11,282	Occidental Petroleum Corporation	899,965
9,574	Oil States International, Inc. *	477,264
82,492	Parker Drilling Company *	292,847
15,689	Patterson-UTI Energy, Inc.	277,538
36,960	PBF Energy, Inc.	1,044,490
43,927	Peabody Energy Corporation	444,102
21,380	Pioneer Energy Services Corporation *	129,135
10,027	REX American Resources Corporation *	634,408
10,137	SM Energy Company	440,453
15,521	Superior Energy Services, Inc.	299,711
40,912	Swift Energy Company *	184,104
24,975	Tesco Corporation	351,898
26,962	Transocean Ltd	566,472
12,779	Valero Energy Corporation	621,187
29,971	W&T Offshore, Inc.	225,682
		19,725,371
Financials - 13.0%
3,923	ACE Ltd	448,556
5,214	Aflac, Inc.	311,432
6,730	Allstate Corporation	458,649

6,338	American Financial Group, Inc.	382,752
4,140	American International Group, Inc.	226,872
3,637	American National Insurance Company	417,455
7,567	Argo Group International Holdings Ltd	427,081
8,966	Arlington Asset Investment Corporation	249,703
12,703	Aspen Insurance Holdings Ltd	561,854
14,519	Associated Banc Corporation	268,311
5,447	Assurant, Inc.	368,163
21,027	Astoria Financial Corporation	278,187
10,776	AXIS Capital Holdings Ltd	539,339
12,158	Bank Of America Corporation	207,172
8,505	BB&T Corporation	319,703
2,928	Capital One Financial Corporation	243,610
55,430	Capitol Federal Financial, Inc.	693,984
15,523	Cardinal Financial Corporation	283,605
9,316	Cash America International, Inc.	227,404
10,009	Chemical Financial Corporation	289,961
8,293	Cincinnati Financial Corporation	422,528
7,556	CNA Financial Corporation	292,568
9,494	Community Trust Bancorp, Inc.	343,493
19,233	Compass Diversified Holdings	333,693
77,437	Cowen Group, Inc. *	328,333
9,097	Enova International, Inc. *	209,151
5,901	Erie Indemnity Company	514,744
3,010	Everest Re Group Ltd	527,924
31,028	EZCORP, Inc. *	337,895
20,789	F.N.B. Corporation	261,734
5,896	FBL Financial Group, Inc.	303,113
12,221	Fifth Third Bancorp	245,887
13,033	First American Financial Corporation	417,186
45,722	First Bancorp *	234,554
27,336	First Commonwealth Financial Corporation	248,211
15,878	First Financial Bancorp	281,199
21,250	First Horizon National Corporation	271,150
38,886	First Niagara Financial Group, Inc.	317,699
23,125	Fulton Financial Corporporation	276,112
11,184	Genworth Financial, Inc. *	101,663
9,325	Hancock Holding Company	305,021
5,505	Hartford Financial Services Group, Inc.	227,356
8,185	HCC Insurance Holdings, Inc.	434,378
9,980	Horace Mann Educators Corporation	312,374
5,237	Infinity Property & Casualty Corporation	380,520
4,543	JPMorgan Chase & Company	273,307
8,313	Kemper Corporation	293,116
17,333	KeyCorp	233,995
4,683	Legg Mason, Inc.	265,760
12,985	Main Street Capital Corporation	421,623
13,048	MBIA, Inc. *	134,655
9,961	Mercury General Corporation	549,449
4,170	Metlife, Inc.	231,894
6,207	Morgan Stanley	218,362
26,613	National Bank Holdings Corporation	511,768

14,913	National Interstate Corporation	426,959
22,822	National Penn Bancshares, Inc.	232,784
6,026	Navigators Group, Inc. *	440,199
12,967	NBT Bancorp, Inc.	315,228
31,232	Northwest Bancshares, Inc.	393,211
16,067	OFG Bancorp	240,041
19,556	Old National Bancorp	277,695
19,081	Old Republic International Corporation	288,696
27,573	Oritani Financial Corporation	401,187
4,552	PartnerRe Ltd	530,354
29,358	People's United Financial, Inc.	433,911
4,292	Piper Jaffray Companies *	246,361
3,445	PNC Financial Services Group, Inc.	301,334
15,458	Provident Financial Services, Inc.	267,114
19,658	Regions Financial Corporation	197,956
3,989	Reinsurance Group of America, Inc.	341,937
5,689	RenaissanceRe Holdings Ltd.	557,067
8,065	Safety Insurance Group, Inc.	480,029
13,831	Selective Insurance Group, Inc.	370,256
31,049	SLM Corporation	300,554
13,532	St. Joe Company *	251,560
5,656	SunTrust Banks, Inc.	222,224
20,653	Susquehanna Bancshares, Inc.	272,000
13,027	Symetra Financial Corporation	295,192
35,573	TCP Capital Corporation	606,875
5,864	The Hanover Insurance Group, Inc.	417,986
4,756	The Travelers Companies, Inc.	496,764
11,343	Trustmark Corporation	264,746
14,629	Umpqua Holdings Corporation	248,547
10,988	United Fire Group, Inc.	306,236
13,056	Validus Holdings Ltd	541,824
37,205	Valley National Bancorp	362,377
10,111	W.R. Berkley Corporation	528,199
7,063	Webster Financial Corporation	222,273
8,675	WesBanco, Inc.	288,097
9,368	XL Group PLC	332,751
7,036	Zions Bancorporation	197,430
		31,164,162
Health Care - 12.5%
17,028	Abbott Laboratories	757,916
10,533	AbbVie, Inc.	728,884
4,844	Aetna, Inc.	422,591
4,606	Agilent Technologies, Inc.	196,860
15,935	Amedisys, Inc. *	405,068
6,337	Amgen, Inc.	1,047,569
17,421	AMN Healthcare Services, Inc. *	298,248
6,626	Amsurg Corporation *	341,703
6,145	Analogic Corporation	447,602
4,537	Becton Dickinson & Company	636,677
11,527	Bio-Reference Laboratories, Inc. *	326,214
14,731	Bristol Myers Squibb Company	869,866
6,681	Cardinal Health, Inc.	549,111

7,483	Catamaran Corporation *	381,184
4,819	Chemed Corporation	530,620
4,918	Computer Programs & Systems, Inc.	288,883
7,622	CONMED Corporation	323,401
6,152	Covidien PLC	621,352
2,975	CR Bard, Inc.	497,866
7,260	Davita Healthcare Partners, Inc. *	555,608
13,530	Eli Lilly & Company	921,664
8,724	Express Scripts Holding Company *	725,401
10,110	Hanger, Inc. *	216,859
6,366	Health Net, Inc. *	327,085
6,672	HEALTHSOUTH Corporation	274,419
6,125	Hill-Rom Holdings, Inc.	280,280
3,676	Humana, Inc.	507,178
13,122	ICU Medical, Inc. *	1,098,180
9,490	Johnson & Johnson	1,027,292
8,741	Kindred Healthcare, Inc.	173,858
5,616	Laboratory Corporation of America Holdings *	587,658
4,927	Lifepoint Hospitals, Inc. *	340,899
10,159	Magellan Health Services, Inc. *	621,629
11,155	MedAssets, Inc. *	215,738
18,566	Merck & Company, Inc.	1,121,386
18,355	Meridian Bioscience, Inc.	301,940
6,294	Molina Healthcare, Inc. *	321,749
11,395	Myriad Genetics, Inc. *	382,074
6,164	Omnicare, Inc.	433,452
12,894	Omnicell, Inc. *	415,187
10,637	Owens & Minor, Inc.	363,892
13,753	Patterson Companies, Inc.	662,620
50,734	PDL BioPharma, Inc.	419,063
30,818	Pfizer, Inc.	959,981
11,454	PharMerica Corporation *	249,812
9,948	Providence Service Corporation *	389,265
23,178	Quality Sytems, Inc.	341,412
10,857	Quest Diagnostics, Inc.	709,071
7,656	ResMed, Inc.	407,299
19,251	Select Medical Holdings Corporation	277,792
4,612	St Jude Medical, Inc.	313,432
6,383	Steris Corporation	406,916
4,548	Stryker Corporation	422,555
10,838	The Ensign Group, Inc.	427,234
11,303	Thoratec Corporation *	352,541
3,906	United Therapeutics Corporation *	517,818
5,833	UnitedHealth Group, Inc.	575,309
4,448	WellPoint, Inc.	568,944
9,996	West Pharmaceutical Services, Inc.	519,892
4,157	Zimmer Holdings, Inc.	466,790
		29,872,789
Industrials - 10.7%
9,660	AAR Corporation	247,586
13,867	ABM Industries, Inc.	375,657
38,789	ACCO Brands Corporation *	339,792

10,342	AECOM Technology Corporation *	331,047
10,703	Aegion Corporation *	203,892
5,261	AGCO Corporation	221,962
5,737	Alaska Air Group, Inc.	338,655
4,071	Alliant Techsystems, Inc.	462,791
5,911	Applied Industrial Technologies, Inc.	277,167
9,037	Argan, Inc.	287,105
29,872	Blount International, Inc. *	490,498
12,051	Brady Corporation	301,275
14,656	Briggs & Stratton Corporation	293,853
11,036	Brinks Company	239,481
3,289	Caterpillar, Inc.	330,873
15,056	Comfort Systems USA, Inc.	216,355
5,391	Con-way, Inc.	267,070
34,453	Covanta Holding Corporation	863,737
10,300	CSX Corporation	375,847
4,597	Deere & Company	398,192
4,397	Deluxe Corporation	257,005
3,327	Dover Corporation	256,146
4,145	Dun & Bradstreet Corporation	526,208
7,406	Dycom Industries, Inc. *	226,550
6,389	EMCOR Group, Inc.	276,963
8,542	Engility Holdings, Inc. *	359,191
2,263	FedEx Corporation	403,221
3,372	Fluor Corporation	209,030
9,905	General Cable Corporation	136,293
3,740	General Dynamics Corporation	543,646
20,173	Griffon Corporation	251,154
9,853	Harsco Corporation	190,754
19,419	Hawaiian Holdings, Inc. *	394,011
12,041	Hillenbrand, Inc.	387,239
6,025	HNI Corporation	282,813
2,694	Hyster Yale Materials Handling, Inc.	197,767
11,501	ICF International, Inc. *	446,009
11,459	Insperity, Inc.	374,136
7,665	Kaman Corporation	301,541
10,984	KBR, Inc.	184,971
14,159	Kelly Services, Inc.	218,615
16,576	Kimball International, Inc.	155,649
6,887	Korn/Ferry International *	186,982
3,142	Lockheed Martin Corporation	601,882
3,045	ManpowerGroup, Inc.	203,589
14,370	Marten Transport Ltd	308,955
9,021	Matson, Inc.	317,629
9,399	McGrath Rentcorp	331,409
8,629	Miller Herman, Inc.	262,235
12,183	MYR Group, Inc. *	316,149
17,754	Navigant Consulting, Inc. *	248,556
3,228	Northrop Grumman Corporation	454,922
4,592	Oshkosh Corporation	208,477
61,800	Performant Financial Corporation *	420,240
12,603	Quad/Graphics, Inc.	273,611

13,156	Quanex Building Products Corporation	260,226
6,028	Raytheon Company	643,188
4,401	Regal Beloit Corporation	318,280
29,359	Republic Airways Holdings, Inc. *	389,888
14,991	Republic Services, Inc.	593,793
19,173	Resources Connection, Inc.	290,854
25,953	SkyWest, Inc.	324,412
10,991	Southwest Airlines Company	459,644
8,571	Spirit Aerosystems Holdings, Inc. *	369,496
15,631	Steelcase, Inc.	273,855
6,364	Textron, Inc.	275,688
12,132	The ADT Corporation	423,892
11,506	The Babcock & Wilcox Company	340,923
5,108	Timken Company	218,571
4,410	Trinity Industries, Inc.	141,385
6,825	Tutor Perini Corporation *	172,331
3,458	UniFirst Corporation	385,878
7,646	United Stationers, Inc.	313,945
6,162	Universal Forest Products, Inc.	294,174
2,296	Valmont Industries, Inc.	310,465
10,420	Wabash National Corporation *	112,432
12,152	Waste Management, Inc.	592,167
17,872	Werner Enterprises, Inc.	554,389
		25,636,259
Information Technology - 18.9%
8,897	Accenture PLC	768,078
42,264	Activision Blizzard, Inc.	915,016
20,982	ADTRAN, Inc.	438,314
20,560	Advanced Energy Industries, Inc. *	420,041
22,747	Amdocs Ltd	1,108,803
3,617	Anixter International, Inc.	314,317
18,176	AOL, Inc. *	839,004
4,932	Arrow Electronics, Inc. *	288,226
7,371	Avnet, Inc.	322,776
40,755	AVX Corporation	582,389
14,331	Benchmark Electronics, Inc. *	340,791
54,958	Blucora, Inc. *	780,953
12,847	Broadcom Corporation	554,091
18,682	Broadridge Financial Solutions, Inc.	846,108
49,915	Brocade Communications Systems, Inc.	564,539
30,374	Brooks Automation, Inc.	355,680
8,554	CACI International, Inc. *	762,931
23,991	Checkpoint Systems, Inc. *	306,125
11,019	Cirrus Logic, Inc. *	201,538
27,002	Cisco Systems, Inc.	746,335
9,573	Computer Sciences Corporation	606,737
58,330	Compuware Corporation	601,966
17,166	Comtech Telecommunications Corporation	681,319
23,889	Convergys Corporation	498,086
21,218	Corning, Inc.	446,002
8,366	Covisint Corporation *	19,242
28,716	CSG Systems International, Inc.	721,346

17,905	CTS Corporation	307,608
7,672	DST Systems, Inc.	761,446
8,486	Echostar Corporation *	457,226
16,642	EMC Corporation	505,085
22,012	EnerNoc, Inc. *	321,155
17,291	Fairchild Semiconductor International *	278,904
12,447	Fidelity National Information Services, Inc.	761,632
5,024	First Solar, Inc. *	245,171
58,142	Harmonic, Inc. *	406,994
6,445	Harris Corporation	461,913
17,845	Hewlett-Packard Company	697,026
9,051	IAC/InterActiveCorp	590,849
16,588	Ingram Micro, Inc. *	455,009
9,872	Insight Enterprises, Inc. *	231,301
25,443	Intel Corporation	947,752
8,237	InterDigital, Inc.	410,862
11,105	International Rectifier Corporation *	442,867
26,448	Intersil Corporation	346,733
9,443	Intuit, Inc.	886,414
13,464	Itron, Inc. *	543,946
36,261	Ixia *	376,027
16,226	Jabil Circuit, Inc.	336,689
2,217	Keysight Technologies, Inc. *	78,038
13,673	Kimball Electronics, Inc. *	150,403
5,265	KLA-Tencor Corporation	365,602
21,938	Kulicke and Soffa Industries, Inc. *	306,693
39,851	Lattice Semiconductor Corporation *	261,024
8,685	Lexmark International, Inc.	372,239
17,965	ManTech International Corporation	541,106
56,515	Marvell Technology Group Ltd	809,295
21,740	Mentor Graphics Corporation	482,845
25,699	Microsoft Corporation	1,228,669
46,532	Monster Worldwide, Inc. *	202,414
16,171	Motorola Solutions, Inc.	1,062,758
6,653	MTS Systems Corporation	441,293
14,129	NetApp, Inc.	601,189
9,063	Netgear, Inc. *	314,667
21,136	NeuStar, Inc. *	575,956
14,663	Newport Corporation *	258,215
35,744	NIC, Inc.	644,107
24,054	NVIDIA Corporation	504,412
13,678	OmniVision Technologies, Inc. *	395,431
39,732	ON Semiconductor Corporation *	358,780
14,286	Oracle Corporation	605,869
7,918	Plantronics, Inc.	413,082
25,312	Polycom, Inc. *	333,359
59,486	QLogic Corporation *	686,468
9,511	Sanmina Corporation *	233,971
10,434	ScanSource, Inc. *	405,465
4,122	Seagate Technology PLC	272,505
25,855	Sykes Enterprises, Inc. *	599,060
28,065	Symantec Corporation	732,216

24,682	Take-Two Interactive Software, Inc. *	682,704
6,166	TE Connectivity Ltd	395,857
6,741	Tech Data Corporation *	420,167
19,154	TeleTech Holdings, Inc. *	447,629
10,425	Teradata Corporation *	470,584
34,498	Tessera Technologies, Inc.	1,179,142
33,738	TTM Technologies, Inc. *	228,069
3,378	Western Digital Corporation	348,846
38,509	Western Union Company	715,497
32,257	Xerox Corporation	450,308
		45,379,296
Materials - 3.5%
5,120	A. Schulman, Inc.	195,891
3,684	Albemarle Corporation	217,503
2,270	Ashland, Inc.	258,894
6,499	Avery Dennison Corporation	321,766
2,980	Axiall Corporation	128,974
16,972	Bemis, Inc.	677,862
10,187	Cliffs Natural Resources, Inc.	92,905
12,025	Commercial Metals Company	196,489
7,818	Domtar Corporation	318,193
3,981	Dow Chemical Company	193,755
2,699	Eastman Chemical Company	223,801
5,295	Freeport-McMoRan Copper & Gold, Inc.	142,171
26,399	FutureFuel Corporation	294,613
7,131	Greif, Inc.	312,694
5,054	Huntsman Corporation	128,978
4,438	Innophos Holdings, Inc.	240,007
6,936	Koppers Holdings, Inc.	202,393
1,506	LyondellBasell Industries NV	118,763
14,351	Myers Industries, Inc.	233,491
4,265	Neenah Paper, Inc.	244,129
10,144	Olin Corporation	255,223
6,978	OM Group, Inc.	189,871
2,216	Quaker Chemical Corporation	180,449
2,983	Reliance Steel & Aluminum Company	190,733
22,107	Resolute Forest Products, Inc. *	370,292
8,070	Schnitzer Steel Industries, Inc.	183,996
12,277	Schweitzer-Mauduit International, Inc.	525,087
12,854	Sonoco Products Company	540,125
8,258	Stepan Company	341,881
6,029	The Mosaic Company	275,947
7,542	The Scotts Miracle-Gro Company	460,288
10,908	Tredegar Corporation	200,053
		8,457,217
Telecommunication Services - 2.3%
23,365	AT&T, Inc.	826,654
8,526	Atlantic Tele-Network, Inc.	579,597
20,937	CenturyLink, Inc.	853,602
81,506	Frontier Communications Corporation	574,617
45,745	Iridium Communications, Inc. *	436,865
31,166	Premiere Global Services, Inc. *	328,801

10,441	Shenandoah Telecommunications Company	309,367
18,654	Telephone & Data Systems, Inc.	476,796
18,841	Verizon Communications, Inc.	953,166
50,719	Vonage Holdings Corporation *	172,952
		5,512,417
Utilities - 3.1%
5,724	AGL Resources, Inc.	299,423
6,424	Ameren Corporation	276,939
5,035	American Electric Power, Inc.	289,764
8,183	Avista Corporation	281,904
8,771	CMS Energy Corporation	290,320
12,862	Consolidated Edison, Inc.	812,235
3,270	DTE Energy Company	266,374
6,640	El Paso Electric Company	251,191
35,391	Exelon Corporation	1,280,093
5,220	New Jersey Resources Corporation	302,238
15,690	Northwest Natural Gas Company	729,742
4,482	Pinnacle West Capital Corporation	283,397
7,362	Portland General Electric Company	271,437
6,899	Public Service Enterprise Group, Inc.	288,240
13,782	Teco Energy, Inc.	273,297
7,899	UGI Corporation	297,871
6,595	UIL Holdings Corporation	262,481
5,777	Vectren Corporation	255,401
8,851	WGL Holdings, Inc.	432,549
		7,444,896
TOTAL COMMON STOCKS (Cost $223,291,381)		228,867,011

REAL ESTATE INVESTMENT TRUSTS - 4.2%
Financials - 4.2%
10,520	American Campus Communities, Inc.	420,800
22,227	American Capital Agency Corporation	512,888
27,468	American Capital Mortgage Investment Corporation	551,283
103,626	Anworth Mortgage Asset Company	559,580
30,359	Apollo Commercial Real Estate Finance, Inc.	506,388
33,446	Apollo Residential Mortgage, Inc.	552,528
112,992	Armour Residential REIT, Inc.	444,059
42,990	Capstead Mortgage Corporation	559,300
11,460	CBL & Associates Properties, Inc.	222,897
152,459	Chimera Investment Corporation	515,311
63,270	CYS Investments, Inc.	583,982
5,845	EPR Properties	327,262
16,788	Government Properties Income Trust	381,423
10,122	HCP, Inc.	453,466
25,482	Invesco Mortgage Capital, Inc.	421,217
50,647	Investors Real Estate Trust	413,279
16,054	Mack-Cali Realty Corporation	308,558
21,295	Medical Properties Trust, Inc.	295,149
23,970	PennyMac Mortgage Investment Trust	519,430
20,360	Piedmont Office Realty Trust, Inc.	382,768
20,161	RAIT Financial Trust	148,990
30,147	Retail Properties of America, Inc.	484,462
51,870	Two Harbors Investment Corporation	545,154
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,010,801)		10,110,174

CLOSED-END FUNDS - 0.1%
Financials - 0.1%
15,016	Triangle Capital Corporation	322,393
TOTAL CLOSED-END FUNDS (Cost $385,416)		322,393

SHORT-TERM INVESTMENTS - 0.1%
301,043	Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	301,043
TOTAL SHORT-TERM INVESTMENTS (Cost $301,043)		301,043
TOTAL INVESTMENTS - 99.8% (Cost $233,988,641)		239,600,621
Other Assets in Excess of Liabilities - 0.2%		451,115
NET ASSETS - 100.0%		$240,051,736

	(a) Annualized seven-day yield as of November 30, 2014
	* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

	The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows+:

	Cost of investments	$234,022,039
	Gross unrealized appreciation	16,781,995
	Gross unrealized depreciation	(11,203,413)
	Net unrealized appreciation	$5,578,582

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Vident Core US Bond Strategy ETF
Schedule of Investments
November 30, 2014 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 14.9%
Consumer Discretionary - 1.8%
	Amazon.com, Inc.
300,000	11/29/2022, 2.500%	$286,449
	Best Buy, Inc.
200,000	03/15/2021, 5.500%	206,000
	Dollar General Corporation
350,000	04/15/2023, 3.250%	319,792
	Expedia, Inc.
286,000	08/15/2024, 4.500%	291,193
	Gaming and Leisure Properties, Inc
280,000	11/01/2023, 5.375%	288,400
	Gap, Inc.
200,000	04/12/2021, 5.950%	228,212
	Home Depot, Inc.
120,000	02/15/2024, 3.750%	127,952
	Kohl's Corporation
150,000	11/01/2021, 4.000%	156,830
	Lowe's Companies, Inc.
200,000	09/15/2023, 3.875%	214,040
	Macy's Retail Holdings, Inc.
200,000	06/01/2024, 3.625%	201,198
	McDonald's Corporation
180,000	06/10/2024, 3.250%	182,526
	Nike, Inc.
216,000	05/01/2023, 2.250%	209,404
	Nordstrom, Inc.
150,000	10/15/2021, 4.000%	161,390
	O'Reilly Automotive, Inc.
200,000	01/14/2021, 4.875%	220,850
	Staples, Inc.
220,000	01/12/2023, 4.375%	224,051
	Starbucks Corporation
225,000	10/01/2023, 3.850%	239,040
	The Interpublic Group of Companies, Inc.
180,000	04/15/2024, 4.200%	183,363
	The TJX Companies, Inc.
200,000	05/15/2023, 2.500%	194,080
	VF Corporation
100,000	09/01/2021, 3.500%	105,968
	Viacom, Inc.
145,000	09/01/2023, 4.250%	151,371
	Walt Disney Company
100,000	05/30/2019, 1.850%	99,972
		4,292,081
Consumer Staples - 1.0%
	Altria Group, Inc.
198,000	01/31/2024, 4.000%	206,502
	Archer-Daniels-Midland Company
150,000	03/01/2021, 4.479%	166,063
	Block Financial LLC
207,000	11/01/2022, 5.500%	225,665
	Campbell Soup Company

100,000	04/15/2021, 4.250%	108,294
	Colgate-Palmolive Company
135,000	02/01/2023, 1.950%	128,033
	CVS Health Corporation
115,000	12/05/2018, 2.250%	116,727
	JM Smucker Company
100,000	10/15/2021, 3.500%	104,619
	Philip Morris International, Inc.
150,000	11/15/2023, 3.600%	155,895
	Procter & Gamble Company
100,000	08/15/2023, 3.100%	102,543
	Reynolds American, Inc.
250,000	09/15/2023, 4.850%	269,845
	Tyson Foods, Inc.
150,000	08/15/2019, 2.650%	152,045
	Walgreen Company
408,000	09/15/2022, 3.100%	406,903
	Wal-Mart Stores, Inc.
150,000	04/11/2023, 2.550%	147,785
		2,290,919
Energy - 2.1%
	Apache Corporation
200,000	01/15/2023, 2.625%	188,826
	Baker Hughes, Inc.
20,000	08/15/2021, 3.200%	20,506
	Chevron Corporation
200,000	06/24/2023, 3.191%	205,782
	ConocoPhillips Company
135,000	12/15/2022, 2.400%	130,771
	Devon Energy Corporation
200,000	05/15/2022, 3.250%	200,529
	EQT Midstream Partners LP
170,000	08/01/2024, 4.000%	169,201
	Exxon Mobil Corporation
160,000	03/15/2024, 3.176%	166,999
	FMC Technologies, Inc.
380,000	10/01/2022, 3.450%	373,105
	Halliburton Company
285,000	08/01/2023, 3.500%	291,287
	Hess Corporation
115,000	10/01/2029, 7.875%	153,534
	Kerr-McGee Corporation
150,000	07/01/2024, 6.950%	185,742
	Magellan Midstream Partners LP
126,000	02/01/2021, 4.250%	137,246
	Marathon Oil Corporation
231,000	11/01/2022, 2.800%	220,388
	Marathon Petroleum Corporation
180,000	03/01/2021, 5.125%	198,587
	Murphy Oil Corporation
300,000	12/01/2022, 3.700%	287,562
	National Oilwell Varco, Inc.
300,000	12/01/2022, 2.600%	288,547
	Noble Holding International Ltd
100,000	08/01/2020, 4.900%	102,796
	Occidental Petroleum Corporation
300,000	02/15/2023, 2.700%	290,118
	Phillips 66
330,000	04/01/2022, 4.300%	353,114
	Pioneer Natural Resources Company

200,000	07/15/2022, 3.950%	202,313
	Pride International, Inc.
15,000	08/15/2020, 6.875%	17,463
	Schlumberger Investment SA
180,000	12/01/2023, 3.650%	189,254
	Southwestern Energy Company
296,000	03/15/2022, 4.100%	300,294
	Valero Energy Corporation
130,000	02/01/2020, 6.125%	150,047
		4,824,011
Financials - 3.1%
	ACE INA Holdings, Inc.
150,000	05/15/2024, 3.350%	152,203
	Aflac, Inc.
350,000	06/15/2023, 3.625%	358,036
	Alexandria Real Estate Equities, Inc.
370,000	06/15/2023, 3.900%	373,999
	Allstate Corporation
90,000	06/15/2023, 3.150%	90,545
	American Express Company
50,000	05/20/2019, 8.125%	62,417
	Ameriprise Financial, Inc.
300,000	10/15/2023, 4.000%	318,064
	ARC Properties Operating LP
340,000	02/06/2024, 4.600%	324,197
	Assured Guaranty US Holdings, Inc.
388,000	07/01/2024, 5.000%	412,452
	Axis Specialty Finance LLC
135,000	06/01/2020, 5.875%	154,514
	Bank of New York Mellon Corporation
100,000	05/15/2024, 3.400%	102,679
	BB&T Corporation
100,000	11/01/2019, 5.250%	112,897
	BlackRock, Inc.
225,000	03/18/2024, 3.500%	231,316
	Boston Properties LP
250,000	02/01/2024, 3.800%	256,300
	Burlington North Santa Fe LLC
225,000	04/01/2024, 3.750%	235,246
	Capital One Financial Corporation
220,000	04/24/2024, 3.750%	225,677
	Citigroup, Inc.
63,000	04/08/2019, 2.550%	63,917
	CME Group, Inc.
215,000	09/15/2022, 3.000%	219,384
	ERP Operating LP
250,000	04/15/2023, 3.000%	246,011
	Fifth Third Bancorp
265,000	01/16/2024, 4.300%	277,971
	HCP, Inc.
250,000	11/15/2023, 4.250%	261,503
	Health Care REIT, Inc.
180,000	03/15/2023, 3.750%	181,632
	Intercontinental Exchange, Inc.
150,000	10/15/2023, 4.000%	158,735
	KeyCorp
90,000	03/24/2021, 5.100%	101,453
	Kimco Realty Corporation
150,000	05/01/2021, 3.200%	152,110

	Lazard Group LLC
200,000	11/14/2020, 4.250%	213,155
	Marsh & McLennan Companies, Inc.
240,000	06/03/2024, 3.500%	243,638
	MetLife, Inc.
126,000	04/10/2024, 3.600%	129,541
	Moodys Corporation
410,000	02/15/2024, 4.875%	449,305
	People's United Financial, Inc.
160,000	12/06/2022, 3.650%	161,311
	Progressive Corporation
15,000	08/23/2021, 3.750%	16,039
	SunTrust Bank
150,000	05/01/2023, 2.750%	145,948
	TD Ameritrade Holding Corporation
100,000	12/01/2019, 5.600%	115,555
	U.S. Bancorp
200,000	01/30/2024, 3.700%	210,902
	Voya Financial, Inc.
290,000	07/15/2022, 5.500%	328,085
	Weyerhaeuser Company
150,000	09/15/2023, 4.625%	161,731
		7,248,468
Health Care - 1.4%
	AbbVie, Inc.
348,000	11/06/2022, 2.900%	341,006
	Aetna, Inc.
15,000	06/01/2021, 4.125%	16,231
	Agilent Technologies, Inc.
150,000	07/15/2023, 3.875%	153,298
	Allergan, Inc.
220,000	09/15/2020, 3.375%	223,798
	AmerisourceBergen Corporation
150,000	05/15/2024, 3.400%	152,152
	Becton Dickinson & Company
150,000	11/08/2021, 3.125%	150,521
	Cardinal Health, Inc.
250,000	03/15/2023, 3.200%	248,574
	Cigna Corporation
250,000	02/15/2022, 4.000%	263,589
	CR Bard, Inc.
90,000	01/15/2021, 4.400%	99,012
	Eli Lilly & Company
200,000	03/15/2027, 5.500%	243,059
	Humana, Inc.
350,000	12/01/2022, 3.150%	345,881
	Laboratory Corporation of America Holdings
135,000	08/23/2022, 3.750%	137,479
	Merck & Company, Inc.
135,000	05/18/2023, 2.800%	134,810
	PerkinElmer, Inc.
170,000	11/15/2021, 5.000%	185,975
	Pfizer, Inc.
135,000	05/15/2024, 3.400%	139,427
	Wellpoint, Inc.
150,000	08/15/2024, 3.500%	150,855
	Zimmer Holdings, Inc.
150,000	11/30/2019, 4.625%	165,229
	Zoetis, Inc.

200,000	02/01/2023, 3.250%	195,653
		3,346,549
Industrials - 2.7%
	3M Company
200,000	06/26/2022, 2.000%	193,566
	Air Lease Corporation
345,000	04/01/2021, 3.875%	348,019
	CF Industries, Inc.
200,000	06/01/2023, 3.450%	198,997
	CSX Corporation
200,000	11/01/2023, 3.700%	209,950
	Cummins, Inc.
200,000	10/01/2023, 3.650%	213,633
	Danaher Corporation
100,000	06/23/2021, 3.900%	108,503
	Delphi Corporation
366,000	03/15/2024, 4.150%	380,578
	Emerson Electric Company
200,000	02/15/2023, 2.625%	197,124
	Equifax, Inc.
160,000	12/15/2022, 3.300%	158,230
	FedEx Corporation
215,000	01/15/2024, 4.000%	227,825
	Flowserve Corporation
330,000	09/15/2022, 3.500%	333,296
	General Dynamics Corporation
220,000	11/15/2022, 2.250%	212,593
	Honeywell International, Inc.
150,000	03/01/2021, 4.250%	167,452
	Johnson Controls, Inc.
150,000	07/02/2024, 3.625%	151,974
	Joy Global, Inc.
100,000	10/15/2021, 5.125%	110,652
	Lockheed Martin Corporation
150,000	09/15/2021, 3.350%	156,842
	Lorillard Tobacco Company
378,000	05/20/2023, 3.750%	375,455
	Masco Corporation
200,000	03/15/2020, 7.125%	231,500
	Nabors Industries, Inc.
100,000	09/15/2021, 4.625%	103,503
	Norfolk Southern Corporation
150,000	02/15/2023, 2.903%	148,152
	Northrop Grumman Corporation
150,000	08/01/2023, 3.250%	152,004
	Pentair Finance SA
180,000	09/15/2022, 3.150%	178,169
	Precision Castparts Corporation
220,000	01/15/2023, 2.500%	213,692
	Raytheon Company
350,000	12/15/2022, 2.500%	342,769
	Roper Industries, Inc.
160,000	11/15/2022, 3.125%	156,641
	Union Pacific Corporation
200,000	07/15/2022, 4.163%	220,148
	United Parcel Service, Inc.
200,000	10/01/2022, 2.450%	196,298
	United Technologies Corporation
150,000	06/01/2022, 3.100%	154,008

	Xylem, Inc.
380,000	10/01/2021, 4.875%	418,321
		6,259,894
Information Technology - 1.5%
	Applied Materials, Inc.
200,000	06/15/2021, 4.300%	218,830
	CA, Inc.
100,000	12/01/2019, 5.375%	111,546
	Cisco Systems, Inc.
225,000	03/04/2024, 3.625%	235,007
	eBay, Inc.
250,000	08/01/2021, 2.875%	247,125
	EMC Corporation
360,000	06/01/2023, 3.375%	359,505
	Google, Inc.
225,000	02/25/2024, 3.375%	234,914
	Hewlett-Packard Company
235,000	09/15/2022, 4.050%	239,332
	Intel Corporation
200,000	12/15/2022, 2.700%	199,014
	International Business Machines Corporation
150,000	08/01/2023, 3.375%	153,869
	MasterCard, Inc.
200,000	04/01/2024, 3.375%	205,749
	Maxim Integrated Products, Inc.
340,000	03/15/2023, 3.375%	335,092
	Motorola Solutions, Inc.
200,000	09/01/2024, 4.000%	199,767
	NetApp, Inc.
210,000	06/15/2021, 3.375%	212,714
	Omnicom Group, Inc.
150,000	08/15/2020, 4.450%	163,640
	Symantec Corporation
150,000	09/15/2020, 4.200%	155,316
	Texas Instruments, Inc.
180,000	05/01/2023, 2.250%	170,689
	URS Corporation
150,000	04/01/2022, 5.000%	145,125
	Xilinx, Inc.
10,000	03/15/2021, 3.000%	10,069
		3,597,303
Materials - 0.5%
	Eastman Chemical Company
200,000	08/15/2022, 3.600%	204,880
	Monsanto Company
135,000	07/15/2024, 3.375%	136,967
	Mosaic Company
380,000	11/15/2023, 4.250%	398,193
	Packaging Corporation of America
200,000	11/01/2023, 4.500%	212,242
	Praxair, Inc.
150,000	02/21/2023, 2.700%	149,532
		1,101,814
Telecommunication Services - 0.2%
	AT&T, Inc.
200,000	03/11/2024, 3.900%	207,416
	Qwest Corporation
200,000	12/01/2021, 6.750%	230,780
	Verizon Communications, Inc.

100,000	06/17/2019, 2.550%	101,822
		540,018
Utilities - 0.6%
	Exelon Generation Company LLC
380,000	06/15/2022, 4.250%	398,757
	Georgia Power Company
100,000	12/01/2019, 4.250%	110,587
	National Fuel Gas Company
180,000	03/01/2023, 3.750%	182,143
	Ohio Power Company
90,000	10/01/2021, 5.375%	105,107
	Pacific Gas & Electric Company
100,000	10/01/2020, 3.500%	104,965
	PPL Capital Funding, Inc.
171,000	06/01/2023, 3.400%	171,769
	Progress Energy, Inc.
50,000	01/15/2021, 4.400%	54,795
	Public Service Electric & Gas Company
200,000	05/15/2023, 2.375%	193,366
	Southern California Edison Company
150,000	10/01/2023, 3.500%	158,070
		1,479,559
TOTAL CORPORATE BONDS (Cost $34,905,202)		34,980,616

U.S. GOVERNMENT AID BONDS - 0.6%
	Ukraine Government AID Bonds
725,000	05/16/2019, 1.844%	730,183
	Hashemite Kingdom of Jordan Government AID Bond
600,000	06/23/2019, 1.945%	610,474
TOTAL U.S. GOVERNMENT AID BONDS (Cost $1,332,408)		1,340,657

MORTGAGE BACKED SECURITIES - 28.1%
	Federal Home Loan Mortgage Corporation
1,075,000	12/15/2025, 3.500%	1,138,828
4,160,000	12/15/2027, 3.000%	4,327,537
8,510,000	12/15/2040, 4.000%	9,075,116
5,110,000	12/15/2041, 3.500%	5,315,697
	Federal National Mortgage Association
4,400,000	12/15/2025, 3.000%	4,582,187
3,560,000	12/15/2025, 3.500%	3,771,514
300,000	12/15/2025, 4.000%	318,692
1,510,000	12/15/2028, 4.500%	1,591,163
2,500,000	12/15/2040, 3.500%	2,605,859
7,150,000	12/15/2040, 4.500%	7,771,715
2,660,000	12/15/2040, 5.000%	2,949,691
7,790,000	12/15/2041, 4.000%	8,317,650
4,970,000	12/15/2042, 3.000%	5,023,971
	Government National Mortgage Association
1,890,000	12/15/2040, 3.500%	1,983,762
1,770,000	12/15/2040, 4.000%	1,898,601
3,090,000	12/15/2041, 4.500%	3,382,101
1,700,000	12/15/2042, 3.500%	1,785,930
TOTAL MORTGAGE BACKED SECURITIES (Cost $65,533,544)		65,840,014

US GOVERNMENT AGENCY ISSUE - 5.1%
	Federal Farm Credit Banks
280,000	01/17/2017, 4.875%	305,277
	Federal Home Loan Bank of Chicago
200,000	06/13/2016, 5.625%	215,660

	Federal Home Loan Banks
150,000	05/18/2016, 5.375%	161,051
165,000	12/16/2016, 4.750%	178,920
180,000	12/28/2016, 0.625%	180,257
610,000	03/13/2020, 4.125%	680,866
	Federal Home Loan Mortgage Corporation
100,000	04/18/2016, 5.250%	106,789
100,000	07/18/2016, 5.500%	108,270
138,000	08/25/2016, 2.000%	141,731
426,000	03/08/2017, 1.000%	430,191
300,000	04/18/2017, 5.000%	330,249
615,000	11/17/2017, 5.125%	689,103
813,000	08/01/2019, 1.250%	798,749
708,000	10/02/2019, 1.250%	695,033
	Federal National Mortgage Association
250,000	02/13/2017, 5.000%	273,780
268,000	05/11/2017, 5.000%	295,217
473,000	06/12/2017, 5.375%	527,533
678,000	09/20/2017, 1.000%	679,377
748,000	09/27/2017, 1.000%	748,982
628,000	10/26/2017, 0.875%	626,433
740,000	02/08/2018, 0.875%	735,233
558,000	06/20/2019, 1.750%	563,851
628,000	09/12/2019, 1.750%	631,021
	Tennessee Valley Authority
448,000	07/18/2017, 5.500%	500,350
810,000	10/15/2018, 1.750%	824,022
566,000	02/15/2021, 3.875%	626,056
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $12,035,698)		12,054,001

US GOVERNMENT NOTE/BOND - 51.1%
U.S. Treasury Notes - 51.1%
	United States Treasury Notes
249,000	01/31/2017, 3.125%	262,753
638,800	04/15/2017, 0.875%	642,143
1,059,600	04/30/2017, 0.875%	1,064,815
650,800	04/30/2017, 3.125%	689,187
1,323,800	05/15/2017, 0.875%	1,329,695
1,680,000	07/31/2017, 2.375%	1,750,612
1,698,600	08/15/2017, 0.875%	1,701,917
2,170,600	10/31/2017, 1.875%	2,232,835
2,360,000	02/28/2018, 2.750%	2,491,091
2,488,800	05/15/2018, 3.875%	2,726,403
3,270,000	07/31/2018, 1.375%	3,295,545
2,909,600	07/31/2018, 2.250%	3,023,028
3,548,600	09/30/2018, 1.375%	3,570,502
3,839,600	10/31/2018, 1.250%	3,841,101
3,959,000	11/30/2018, 1.375%	3,976,012
4,219,000	01/31/2019, 1.250%	4,205,816
4,439,000	02/28/2019, 1.500%	4,468,479
4,689,000	03/31/2019, 1.625%	4,739,918
4,970,000	04/30/2019, 1.625%	5,021,643
5,207,600	06/30/2019, 1.625%	5,253,979
5,588,000	07/31/2019, 1.625%	5,633,838
6,558,000	09/30/2019, 1.000%	6,406,346
5,358,000	11/15/2019, 3.375%	5,836,035
6,948,000	03/31/2020, 1.125%	6,781,360
7,010,000	04/30/2020, 1.125%	6,829,823
6,609,600	07/31/2020, 2.000%	6,733,015

6,728,000		09/30/2020, 2.000%	6,831,552
6,696,600		10/31/2020, 1.750%	6,695,555
6,058,000		06/30/2021, 2.125%	6,156,915
5,628,600		08/15/2022, 1.625%	5,481,288
TOTAL US GOVERNMENT NOTE/BOND (Cost $119,361,763)			119,673,201

Shares
SHORT-TERM INVESTMENTS - 27.1%
63,362,443		Short Term Investment Trust Liquid Assets Portfolio, 0.07% (a)	63,362,443
TOTAL SHORT-TERM INVESTMENTS (Cost $63,362,443)			63,362,443
TOTAL INVESTMENTS - 126.9% (Cost $296,531,058)			297,250,932
Liabilities in Excess of Other Assets - (26.9)%			(63,076,045)
NET ASSETS - 100.0%			$234,174,887
Liabilities in Excess of Other Assets - (26.9)%			(63,076,045)
NET ASSETS - 100.0%			$234,174,887

	(a)	Annualized seven-day yield as of November 30, 2014

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

		Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at November 30, 2014 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' net assets as of November 30, 2014:

Vident International Equity Fund
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$696,129,366	$6,026,164	$-	$702,155,530
Government Agency Repurchase Agreements	-	19,422,136	-	19,422,136
Exchange Traded Notes	16,379,908	-	-	16,379,908
Preferred Stocks	7,641,005	7,381	-	7,648,386
Real Estate Investment Trusts	5,261,418	-	-	5,261,418
U.S. Government Note/Bond	-	2,076,923	-	2,076,923
Treasury Repurchase Agreements	-	3,474,480	-	3,474,480
Short-Term Investments	-	15,893	-	15,893
Total Investments in Securities	$725,411,697	$31,022,977	$-	$756,434,674
^See Schedule of Investments for breakout of investments by country classification.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:
Description
Transfers into Level 1	$-
Transfers out of Level 1	6,794,851
Net Transfers into/(out of) Level 1	$6,794,851

Transfers into Level 2	$6,794,851
Transfers out of Level 2	-
Net Transfers into/(out of) Level 2	$6,794,851
Transfers were made out of Level 1 and into Level 2 due to consideration of other signigicant observable inputs with respect to the valuation of a security.
Transfers between levels are recognized at the end of the reporting period.

Vident Core US Equity Fund
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$228,867,011	$-	$-	$228,867,011
Real Estate Investment Trusts	10,110,174	-	-	10,110,174
Closed End Mutual Funds	322,393	-	-	322,393
Short-Term Investments	-	301,043	-	301,043
Total Investments in Securities	$239,299,578	$301,043	$-	$239,600,621
^See Schedule of Investments for breakout of investments by sector classification.
There were no transfers in or out of levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Vident Core US Bond Strategy Fund
Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$34,980,616	$-	$34,980,616
US Government Bond/Notes	-	119,673,201	-	119,673,201
US Government AID Bonds	-	1,340,657	-	1,340,657
Mortgage Backed Security	-	65,840,014	-	65,840,014
US Government Agency Issue	-	12,054,001	-	12,054,001
Money Market Funds	-	63,362,443	-	63,362,443
Total Investments in Securities	$-	$297,250,932	$-	$297,250,932
^See Schedule of Investments for breakout of investments by sector classification.
There were no transfers in or out of levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Michael Barolsky
                                            Michael Barolsky, Principal Executive Officer

Date    January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Barolsky
                                              Michael Barolsky, Principal Executive Officer

Date     January 28, 2015

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, Principal Financial Officer

Date     January 28, 2015

* Print the name and title of each signing officer under his or her signature.